Eaton Vance

Tax-Advantaged Dividend Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.0%(1)

Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	508,164	$18,954,517
Huntington Ingalls Industries, Inc.	93,159	16,182,650
Textron, Inc.	278,161	9,718,945

		$44,856,112

Banks — 10.4%
Bank of America Corp.	1,646,253	$40,958,775
JPMorgan Chase & Co.	528,940	51,116,762
KeyCorp.	990,274	11,893,191
PNC Financial Services Group, Inc. (The)	281,037	29,978,217
Sterling Bancorp	504,397	5,674,466
Truist Financial Corp.	606,336	22,713,346

		$162,334,757

Beverages — 2.1%
Constellation Brands, Inc., Class A	60,947	$10,860,755
PepsiCo, Inc.	155,879	21,458,303

		$32,319,058

Building Products — 1.3%
A.O. Smith Corp.	413,601	$19,910,752

		$19,910,752

Capital Markets — 3.8%
Charles Schwab Corp. (The)	206,260	$6,837,519
Goldman Sachs Group, Inc. (The)	115,138	22,792,719
Raymond James Financial, Inc.	183,850	12,773,898
S&P Global, Inc.	49,025	17,171,006

		$59,575,142

Communications Equipment — 1.8%
Cisco Systems, Inc.	603,227	$28,411,992

		$28,411,992

Construction & Engineering — 0.0%(2)
Abengoa S.A., Class A(3)(4)	571,132	$10,831
Abengoa S.A., Class B(3)(4)	5,905,644	43,131

		$53,962

Containers & Packaging — 2.2%
Ball Corp.	178,956	$13,176,530
Packaging Corp. of America	213,388	20,510,855

		$33,687,385

Security	Shares	Value
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	857,549	$49,291,916

		$49,291,916

Electric Utilities — 4.6%
Edison International	579,378	$32,253,973
NextEra Energy, Inc.	140,191	39,351,614

		$71,605,587

Electrical Equipment — 1.7%
Eaton Corp. PLC	284,592	$26,504,053

		$26,504,053

Entertainment — 2.5%
Walt Disney Co. (The)	335,721	$39,259,214

		$39,259,214

Equity Real Estate Investment Trusts (REITs) — 5.0%
Cousins Properties, Inc.	438,439	$13,468,846
CubeSmart	967,493	28,705,517
EastGroup Properties, Inc.	95,696	12,695,032
Mid-America Apartment Communities, Inc.	192,694	22,967,198

		$77,836,593

Food & Staples Retailing — 1.4%
Walmart, Inc.	168,178	$21,762,233

		$21,762,233

Food Products — 2.6%
General Mills, Inc.	120,731	$7,638,650
Mondelez International, Inc., Class A	587,618	32,606,923

		$40,245,573

Health Care Equipment & Supplies — 5.6%
Abbott Laboratories	191,593	$19,281,920
Baxter International, Inc.	218,115	18,840,774
Boston Scientific Corp.(3)	234,655	9,050,643
Medtronic PLC	421,275	40,644,612

		$87,817,949

Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	96,604	$7,393,104

		$7,393,104

Household Durables — 0.9%
D.R. Horton, Inc.	208,833	$13,816,391

		$13,816,391

Security	Shares	Value
Insurance — 4.4%
Allstate Corp. (The)	152,895	$14,431,759
American International Group, Inc.	529,726	17,025,394
Arch Capital Group, Ltd.(3)	281,631	8,660,153
Reinsurance Group of America, Inc.	113,823	9,703,411
Travelers Cos., Inc. (The)	170,634	19,523,942

		$69,344,659

Interactive Media & Services — 2.4%
Alphabet, Inc., Class C(3)	25,361	$37,609,349

		$37,609,349

IT Services — 4.1%
Cognizant Technology Solutions Corp., Class A	297,705	$20,339,206
Euronet Worldwide, Inc.(3)	148,089	14,237,276
Fidelity National Information Services, Inc.	196,088	28,689,635

		$63,266,117

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	27,639	$11,441,164

		$11,441,164

Machinery — 4.1%
Ingersoll Rand, Inc.(3)	723,238	$22,847,088
Parker-Hannifin Corp.	109,032	19,508,006
Stanley Black & Decker, Inc.	141,906	21,757,028

		$64,112,122

Media — 0.5%
Fox Corp., Class A	326,052	$8,402,360

		$8,402,360

Metals & Mining — 1.9%
Rio Tinto PLC ADR	214,817	$13,112,430
Steel Dynamics, Inc.	592,471	16,239,630

		$29,352,060

Multi-Utilities — 3.0%
CMS Energy Corp.	437,287	$28,065,080
Sempra Energy	155,751	19,384,769

		$47,449,849

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	279,032	$23,421,946
ConocoPhillips	601,839	22,502,760
EOG Resources, Inc.	270,061	12,652,358
Phillips 66	308,424	19,128,457

		$77,705,521

Security	Shares	Value
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	60,964	$12,042,829

		$12,042,829

Pharmaceuticals — 8.1%
GlaxoSmithKline PLC ADR	396,137	$15,972,244
Johnson & Johnson	371,557	54,158,148
Royalty Pharma PLC, Class A(3)	127,363	5,482,977
Sanofi	224,225	23,542,976
Zoetis, Inc.	181,489	27,528,252

		$126,684,597

Road & Rail — 0.6%
CSX Corp.	131,183	$9,358,595

		$9,358,595

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	262,267	$12,518,004
QUALCOMM, Inc.	164,754	17,399,670

		$29,917,674

Specialty Retail — 2.6%
Best Buy Co., Inc.	120,493	$11,999,898
Lowe’s Cos., Inc.	59,081	8,797,752
TJX Cos., Inc. (The)	145,581	7,568,756
Tractor Supply Co.	81,048	11,568,791

		$39,935,197

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	62,758	$26,674,660
HP, Inc.	264,165	4,644,021

		$31,318,681

Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp., Class A	80,341	$5,728,313

		$5,728,313

Total Common Stocks (identified cost $1,286,562,233)		$1,480,350,860

Preferred Stocks — 8.7%(1)

Security	Shares	Value
Banks — 1.4%
AgriBank FCB, 6.875% to 1/1/24(5)	92,513	$9,806,378
CoBank ACB, Series F, 6.25% to 10/1/22(5)	78,033	8,076,416
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)(6)	13,800	1,462,800
Texas Capital Bancshares, Inc., 6.50%	117,223	3,019,664

		$22,365,258

Security	Shares	Value
Electric Utilities — 2.0%
Duke Energy Corp., Series A, 5.75%	331,300	$9,445,363
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	168,192	4,273,759
SCE Trust III, Series H, 5.75% to 3/15/24(5)	479,000	10,815,820
Southern Co. (The), 4.95%	258,000	6,759,600

		$31,294,542

Equity Real Estate Investment Trusts (REITs) — 0.5%
SITE Centers Corp., Series A, 6.375%	250,625	$5,744,325
SITE Centers Corp., Series K, 6.25%	41,325	960,806
Vornado Realty Trust, Series K, 5.70%	56,027	1,350,251

		$8,055,382

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(6)	94,450	$8,406,050
Ocean Spray Cranberries, Inc., 6.25%(6)	57,835	4,756,929

		$13,162,979

Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(5)	120,475	$3,237,464

		$3,237,464

Insurance — 1.4%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	420,000	$10,470,600
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(5)	444,000	11,628,360

		$22,098,960

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	59,547	$1,529,167

		$1,529,167

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	733,275	$12,824,980

		$12,824,980

Pipelines — 0.4%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(5)	210,000	$3,815,700
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	108,840	2,070,137

		$5,885,837

Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P., Series A, 5.75%	407,092	$7,327,656
Brookfield Property Partners, L.P., Series A, 6.50%	185,075	3,710,754
Brookfield Property Partners, L.P., Series A2, 6.375%	242,352	4,723,440

		$15,761,850

Total Preferred Stocks (identified cost $147,203,609)		$136,216,419

Corporate Bonds & Notes — 19.7%(1)
Security	Principal Amount (000’s omitted)	Value
Banks — 9.2%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(5)(6)(7)	$4,421	$4,217,899
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(5)(6)(7)	2,101	2,006,455
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(5)(6)(7)	2,300	2,327,140
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(5)(7)	2,747	2,981,264
Barclays PLC, 7.75% to 9/15/23(5)(7)	4,572	4,659,648
Barclays PLC, 7.875% to 3/15/22(5)(7)(8)	6,393	6,578,908
Citigroup, Inc., 5.95% to 1/30/23(5)(7)	3,850	4,003,457
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(7)	12,050	12,480,125
Comerica, Inc., 5.625% to 7/1/25(5)(7)	11,105	11,885,683
Credit Suisse Group AG, 7.50% to 7/17/23(5)(6)(7)	10,607	11,192,878
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(5)(6)(7)	5,827	5,865,953
HSBC Holdings PLC, 6.375% to 9/17/24(5)(7)	2,376	2,359,831
HSBC Holdings PLC, 6.875% to 6/1/21(5)(7)	8,429	8,594,518
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(7)	5,549	6,138,470
ING Groep NV, 6.50% to 4/16/25(5)(7)	4,900	5,110,945
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(7)	12,014	12,671,077
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(7)	11,145	11,782,717
Natwest Group PLC, 6.00% to 12/29/25(5)(7)	3,129	3,293,273
Natwest Group PLC, 8.00% to 8/10/25(5)(7)	8,348	9,430,903
Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(7)	2,833	3,024,228
Standard Chartered PLC, 6.00% to 7/26/25(5)(6)(7)	2,886	2,931,281
Truist Financial Corp., Series P, 4.95% to 9/1/25(5)(7)	2,775	2,969,250
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(7)	3,445	3,746,438
Zions Bancorp NA, 5.80% to 6/15/23(5)(7)	2,743	2,498,966

		$142,751,307

Capital Markets — 1.9%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$5,450	$4,187,807
Morgan Stanley, Series J, 4.085% to 10/15/20(5)(7)	11,100	10,872,361
UBS Group AG, 6.875% to 8/7/25(5)(7)(8)	13,656	14,748,534

		$29,808,702

Diversified Financial Services — 0.9%
Credito Real SAB de CV, 9.50%, 2/7/26(6)	$2,390	$2,355,261
Credito Real SAB de CV, 5.00%, 2/1/27(6)	3,330	3,385,006
Discover Financial Services, Series D, 6.125% to 6/23/25(5)(7)	4,538	4,834,332
Textron Financial Corp., 2.127%, (3 mo. USD LIBOR + 1.735%), 2/15/67(6)(9)	3,129	2,070,459
Unifin Financiera SAB de CV, 7.375%, 2/12/26(6)	2,410	1,840,180

		$14,485,238

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 1.8%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$5,475	$6,095,017
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(5)	6,305	7,183,225
Sempra Energy, 4.875% to 10/15/25(5)(7)	10,520	10,917,656
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)	4,320	4,442,041

		$28,637,939

Food Products — 1.1%
Land O’ Lakes, Inc., 8.00%(6)(7)	$17,300	$17,127,000

		$17,127,000

Gas Utilities — 0.6%
NiSource, Inc., 5.65% to 6/15/23(5)(7)	$9,015	$8,794,042

		$8,794,042

Insurance — 0.7%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(5)(6)(7)	$9,824	$10,315,200

		$10,315,200

Multi-Utilities — 1.0%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)	$11,713	$11,646,225
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)	4,430	4,694,920

		$16,341,145

Oil, Gas & Consumable Fuels — 2.2%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(7)	$11,560	$8,543,949
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(7)	17,965	7,096,175
EQT Corp., 6.125%, 2/1/25	4,535	5,006,164
Gran Tierra Energy, Inc., 7.75%, 5/23/27(6)	6,670	3,205,769
Odebrecht Oil & Gas Finance, Ltd., 0.00%(6)(7)	1	2
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(7)	14,630	10,237,351

		$34,089,410

Pipelines — 0.3%
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(5)(7)	$6,395	$4,615,559

		$4,615,559

Total Corporate Bonds & Notes (identified cost $318,716,065)		$306,965,542

Exchange-Traded Funds — 4.1%

Security	Shares	Value
Equity Funds — 4.1%
First Trust Preferred Securities and Income ETF(1)	1,675,563	$32,070,276
iShares Preferred & Income Securities ETF(1)	869,561	31,460,717

Total Exchange-Traded Funds (identified cost $63,381,841)		$63,530,993

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(10)	23,588,534	$23,586,175

Total Short-Term Investments (identified cost $23,586,792)		$23,586,175

Total Investments — 129.0% (identified cost $1,839,450,540)		$2,010,649,989

Other Assets, Less Liabilities — (29.0)%		$(451,412,134)

Net Assets — 100.0%		$1,559,237,855

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $83,466,262 or 5.4% of the Fund’s net assets.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $21,327,442 or 1.4% of the Fund’s net assets.

(9)	Variable rate security. The stated dividend/interest rate represents the rate in effect at July 31, 2020.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Country Concentration of Portfolio

Country	Percentage of Total Investments		Value
United States	86.0%		$1,729,933,565
United Kingdom	4.2		84,198,730
Ireland	1.5		30,691,860
Switzerland	1.3		25,941,412
France	1.2		23,542,976
Mexico	0.8		16,131,941
Canada	0.6		12,538,250
Australia	0.5		10,315,200
Bermuda	0.4		8,660,153
Netherlands	0.3		5,110,945
Spain	0.0	(1)	53,962
Brazil	0.0	(1)	2
Exchange-Traded Funds	3.2		63,530,993

Total Investments	100.0%		$2,010,649,989

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,801,246	EUR	6,175,525	State Street Bank and Trust Company	8/31/20	$—	$(477,356)

						$—	$(477,356)

Abbreviations:

ADR	-	American Depositary Receipt

EUR	-	Euro

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $23,586,175, which represents 1.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$16,711,957	$256,420,103	$(249,545,780)	$1,236	$(1,341)	$23,586,175	$83,209	23,588,534

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$134,562,839	$—	$—	$134,562,839
Consumer Discretionary	66,873,005	—	—	66,873,005
Consumer Staples	106,369,693	—	—	106,369,693
Energy	77,705,521	—	—	77,705,521
Financials	291,254,558	—	—	291,254,558
Health Care	202,400,734	23,542,976	—	225,943,710
Industrials	164,741,634	—	53,962	164,795,596
Information Technology	152,914,464	—	—	152,914,464
Materials	63,039,445	—	—	63,039,445
Real Estate	77,836,593	—	—	77,836,593
Utilities	119,055,436	—	—	119,055,436
Total Common Stocks	$1,456,753,922	$23,542,976 **	$53,962	$1,480,350,860
Preferred Stocks
Consumer Staples	$—	$13,162,979	$—	$13,162,979
Energy	18,710,817	—	—	18,710,817
Financials	25,118,624	19,345,594	—	44,464,218
Real Estate	23,817,232	—	—	23,817,232
Utilities	32,823,709	3,237,464	—	36,061,173
Total Preferred Stocks	$100,470,382	$35,746,037	$—	$136,216,419
Corporate Bonds & Notes	$—	$306,965,542	$—	$306,965,542
Exchange-Traded Funds	63,530,993	—	—	63,530,993
Short-Term Investments	—	23,586,175	—	23,586,175
Total Investments	$1,620,755,297	$389,840,730	$53,962	$2,010,649,989

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(477,356)	$—	$(477,356)
Total	$—	$(477,356)	$—	$(477,356)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.